Segment Information (Schedule of Financial Information for the Company's Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 8,668	$ 8,831	$ 6,260
Other income (expense), net	(119)	(9)	121
Provision (benefit) for income taxes	(321)	291	375
Net earnings (loss) from discontinued operations	0	1	(7)
Net earnings attributable to noncontrolling interest	33	22	19
Net earnings attributable to FIS common stockholders	1,261	525	624
Capital expenditures (1)	697	659	424
Total assets	24,524	26,020	26,184
Goodwill	13,730	14,178	14,745
Capital expenditures	84	43	9
Integrated Financial Solutions [Member]
Segment Reporting Information [Line Items]
Capital expenditures (1)	374	294	235
Total assets	10,663	10,231	10,007
Goodwill	7,662	7,676	7,676
Global Financial Solutions [Member]
Segment Reporting Information [Line Items]
Capital expenditures (1)	301	317	168
Total assets	8,437	9,106	9,579
Goodwill	5,898	6,332	6,605
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Capital expenditures (1)	22	48	21
Total assets	5,424	6,683	6,598
Goodwill	170	170	464
Operating segments
Segment Reporting Information [Line Items]
Revenues	8,668	8,831	6,260
Operating expenses	7,236	7,602	5,173
Depreciation and amortization from continuing operations	636	568	418
Purchase accounting amortization	731	585	238
EBITDA	2,799	2,382	1,743
Acquisition deferred revenue adjustment			48
Acquisition deferred revenue adjustment	7	192
Acquisition, integration and severance costs	178	281	171
Global restructure			45
Adjusted EBITDA	2,984	2,855	2,007
Operating segments | Integrated Financial Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	4,260	4,178	3,485
Operating expenses	2,692	2,649	2,148
Depreciation and amortization from continuing operations	306	262	216
Purchase accounting amortization	0	1	1
EBITDA	1,874	1,792	1,554
Acquisition deferred revenue adjustment			0
Acquisition deferred revenue adjustment	0	0
Acquisition, integration and severance costs	0	0	0
Global restructure			0
Adjusted EBITDA	1,874	1,792	1,554
Operating segments | Global Financial Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	4,050	4,183	2,349
Operating expenses	2,990	3,219	1,955
Depreciation and amortization from continuing operations	263	241	144
Purchase accounting amortization	0	6	3
EBITDA	1,323	1,211	541
Acquisition deferred revenue adjustment			0
Acquisition deferred revenue adjustment	0	0
Acquisition, integration and severance costs	0	0	0
Global restructure			0
Adjusted EBITDA	1,323	1,211	541
Operating segments | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues	358	470	426
Operating expenses	1,554	1,734	1,070
Depreciation and amortization from continuing operations	67	65	58
Purchase accounting amortization	731	578	234
EBITDA	(398)	(621)	(352)
Acquisition deferred revenue adjustment			48
Acquisition deferred revenue adjustment	7	192
Acquisition, integration and severance costs	178	281	171
Global restructure			45
Adjusted EBITDA	(213)	(148)	(88)
Segment reconciling items [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization from continuing operations	636	568	418
Purchase accounting amortization	731	585	238
EBITDA	2,799	2,382	1,743
Interest expense, net	337	383	183
Other income (expense), net	(122)	(9)	121
Provision (benefit) for income taxes	(321)	291	375
Net earnings (loss) from discontinued operations	0	1	(7)
Net earnings attributable to noncontrolling interest	$ 33	$ 22	$ 19